SHORT-TERM AND LONG-TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Debt
	As of December 31,
	2016	2017
	US$	US$

Short-term loans	212,734	236,985

Long-term loans	65,190	114,109